Business Activity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012 Segment	Sep. 30, 2011 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segment Reporting Information [Line Items]
Revenue outside United States	$ 0	$ 168,244	$ 455,200	$ 191,800
Number of reportable segments	2	2	2	2